[FRONT COVER]

Annual Report July 31, 2000


Oppenheimer
Trinity Core Fund

[LOGO]OPPENHEIMERFUNDS(r)
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]

REPORT  HIGHLIGHTS

CONTENTS
1  President's Letter

2  An Interview with Your
Fund's Managers

5  Fund Performance

9  Financial  Statements

24  Independent  Auditors'
Report

25 Federal  Income Tax
Information

26 Officers and Trustees

The current portfolio management team adhered to A HIGHLY DISCIPLINED INVESTMENT PROCESS designed to control risk, ensure broad diversification and avoid "style drift."

TECHNOLOGY AND HEALTHCARE STOCKS accounted for most of the Fund's positive performance, while BASIC MATERIALS AND CONSUMER STAPLES proved to be its weakest performing sectors.

CUMULATIVE  TOTAL RETURNS*
For the Period from 9/1/99 to 7/31/00

                                            Without          With
                                            Sales Chg.       Sales Chg.
Class A                                          3.18%           -2.75%
Class B                                          2.31%           -2.69%
Class C                                          2.40%            1.40%
Class Y                                          3.26%            3.26%

* See Notes on page 8 for further details.

PRESIDENT'S LETTER


BRIDGET A. MACASKILL
President
Oppenheimer
Trinity Core Fund


DEAR SHAREHOLDER,

The 1990s, although not free of volatility, were distinguished by an overall bull market. In contrast, the year 2000 has been characterized so far as a relatively difficult investment environment with high levels of volatility.

As we entered the year, a vital concern weighing on investors' minds was growing evidence of a trend toward higher inflation.While productivity improvements and various economic forces helped keep inflation low over the last decade, the year 2000 has seen upward pressure on wages and some prices.That's primarily because the U.S. economy has been growing at a vigorous pace, creating a labor shortage for businesses and high spending levels among consumers. In response, since the summer of 1999, the Federal Reserve Board raised short-term interest rates six times through June 30, 2000, in an attempt to forestall inflationary pressures.

During that period, higher interest rates adversely affected many stocks and bonds. In a dramatic decline, previously high-flying technology stocks generally fell to more reasonable valuations.At the same time, long-neglected value stocks began to attract investor interest.The result: narrowing of the valuation gap between growth stocks and value stocks. Finally, in the bond market, higher interest rates caused prices of most fixed income securities to fall.

At OppenheimerFunds, we were not surprised by these developments, many of which we anticipated in our recent letters to investors.What did concern us was that, prior to the April 2000 correction, we began to see disturbing signs that short-term trading was taking place not just in technology stocks, but also in mutual funds. Prudent investors will understand our concern: most stock and bond funds are carefully designed as long-term investments to help individuals and families progress toward significant financial goals. In general, short-term trading is risky and may compromise a well planned financial strategy. It may also result in unforeseen adverse consequences, such as unnecessarily high tax bills.

We continue to believe that maintaining a long-term perspective and practicing diversification are the fundamental drivers of consistent performance over time. These strategies have helped individual investors, as well as professional investors, weather declining markets and participate in rising ones. On the following pages, your portfolio manager discusses the long-term strategies and particular investment decisions that affected your fund during the reporting period.

You can remain confident that our portfolio managers will continue to monitor areas of opportunity in the arenas in which your fund invests, as the effects of today's changing investment environment take hold. Knowing what's going on in the world's economies, markets and companies--and making investment decisions designed to try to take advantage of them over the long term--is central to what makes OppenheimerFunds The Right Way to Invest.


Sincerely,

/s/Bridget A. Macaskill

Bridget A. Macaskill
August 21, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.

1 Oppenheimer Trinity Core Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management Team
Miguel de Braganca
Daniel Burke
Blake Gall
Jennifer Kosmo


HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE SINCE ITS COMMENCEMENT?

During the 11 months since we began managing Oppenheimer Trinity Core Fund (September 1, 1999-July 31, 2000), we believe the Fund performed in accordance with its objective of providing investors with a sector-neutral portfolio to help control risk and ensure broad diversification.After a slow start during the last few months of 1999, performance improved in 2000, at a time when the overall equity market was faltering. Although the Fund's benchmark, the S&P 500 Index, experienced gains and losses during the reporting period, closer examination revealed that this activity was largely fueled by a relatively small number of growth stocks. By contrast, our diverse portfolio of growth and value stocks experienced much less volatility. The Fund did not capture the sizeable gains of certain high-flying stocks; however, it also avoided much of the damage caused by the market's decline in April and May of 2000.

WHAT IS THE FUND'S INVESTMENT APPROACH?

Oppenheimer Trinity Core Fund seeks capital appreciation primarily from stocks of large companies.These include many of the best known companies in the United States across a variety of sectors and industry groups.

The key to our management approach is our discipline in maintaining a consistent investment strategy through changing market conditions.We seek to avoid "style drift" by primarily investing in stocks listed in our benchmark, the S&P 500 Index.We also seek to ensure broad diversification by targeting the Fund's sector weights to those of the index. We strive to add value to the Fund and exceed the performance of the benchmark index by identifying the most attractive stocks within each sector. To that end, we employ a wide range of computer-based modeling tools optimized for each sector to determine the most attractive prospects under prevailing market conditions.

We also seek to avoid the risks associated with market timing. Market timing refers to the practice of moving a fund's assets in and out of the equity market in an attempt to avoid declines. Because we believe that the risks and costs of such strategies outweigh the benefits, we generally keep the Fund close to fully invested at all times.

Although we have managed the Fund for less than a year, our investment approach has stood the test of time. As portfolio managers, we have been employing similar quantitative models for many years across a wide range of market cycles and conditions. In the process, we have continually worked to refine our approach, creating a systematic, highly disciplined method of building and managing portfolios.We believe our approach enables us to reduce investment risks while positioning the Fund to outperform its benchmark, as well as most other broadly based, large-cap equity funds.

WHAT KINDS OF MARKET CONDITIONS CONFRONTED THE FUND DURING THE REPORTING PERIOD?

Sporadic market strength during the period was supported by continued expansion of the U.S. economy, low rates of inflation, growing evidence of a global economic recovery and diminishing fears of Y2K-related problems.These factors drove a relatively narrow group of growth-oriented stocks sharply higher during the last few months of 1999.

As the new year began, the threat of rising inflation remained the most serious negative factor facing the markets. Although measurable inflation remained low, high levels of consumer spending fueled a rate of economic growth that many observers considered unsustainable. The Federal Reserve Board ("Fed") raised interest rates in an effort to slow the pace of economic growth and thereby head off inflation.As interest rates rose, investors showed renewed concern about company fundamentals and profitability, shifting the focus of market strength from growth- to value-oriented stocks. In June, better-than-expected corporate earnings reports--along with preliminary signs that U.S. economic growth might be slowing in response to the Fed's measures--bolstered investor confidence and gave new support to growth stocks. However, market strength remained broader than it had been in late 1999.

2 Oppenheimer Trinity Core Fund

"Our individual stock selections
got off to a slow start in
late 1999, but performance
improved in 2000."


HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

Informed by the data generated by our quantitative models, we built a diversified portfolio of stocks that reflected the sector weightings of the S&P 500 Index.As was the case with the index, technology was the Fund's largest sector, representing more than 30% of total assets at the end of the reporting period. Our individual technology stock selections got off to a slow start in late 1999, but performance improved in 2000. By emphasizing well-known industry leaders, such as Cisco Systems, Inc. and Intel Corp., we succeeded in recovering ground against the index and delivering positive results for the Fund as a whole. Performance also benefited from the performance of our healthcare holdings, which outperformed the index's healthcare component.Basic materials and consumer staples proved to be the Fund's worst performing sectors. However, both of these sectors represented approximately 10% of the Fund's total assets, which limited the impact on our total return.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

We are heartened by indications that the Fed's actions may be reining in the rate of U.S. economic growth. If so, the repeated interest rate increases that have pressured equity markets for much of 2000 may be nearing an end. However, we believe it is still too early to draw any firm conclusions regarding the future of interest rates for the coming 12 months. Such uncertainties may serve to keep market volatility at an unusually high level for the near future.

In this challenging and changeable environment, we continue to maintain our unwavering focus on uncovering the most attractive large-cap stocks listed in the S&P 500 Index. Our highly disciplined, long-term approach to investing is what makes Oppenheimer Trinity Core Fund an important part of The Right Way to Invest.

3 Oppenheimer Trinity Core Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

SECTOR ALLOCATION(2)

[PIE CHART]
Technology 33.1%
Financial 13.9
Healthcare 10.2
Consumer
Cyclicals 8.9
Capital Goods 8.0
Consumer Staples 7.6
Communication
Services 5.5
Energy 5.5
Utilities 3.9
Basic Materials 2.8
Transportation 0.6


CUMULATIVE TOTAL RETURNS(1)

For the period from 9/1/99 to 6/30/00
Class A                                 -1.71%
Class B                                 -1.49
Class C                                  2.70
Class Y                                  4.47

TOP TEN STOCK HOLDINGS(3)

Cisco Systems, Inc.                       4.4%
Intel Corp.                               4.3
General Electric Co.                      4.0
Oracle Corp.                              2.6
Sun Microsystems, Inc.                    2.5
International Business Machines Corp.     2.4
Exxon Mobil Corp.                         2.1
Pfizer, Inc.                              2.1
Microsoft Corp.                           1.9
America Online, Inc.                      1.9


1. See page 8 for further details.
2. Portfolio is subject to change. Percentages are as of July 31, 2000, and are based on total market value of common stock.
3. Portfolio is subject to change. Percentages are as of July 31, 2000, and are based on net assets.

4 Oppenheimer Trinity Core Fund

FUND PERFORMANCE


HOW HAS THE FUND PERFORMED? Below is a discussion, by the Manager, of the Fund's performance during its fiscal year ended July 31, 2000, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE

During the fiscal year that ended July 31, 2000, the U.S. economy enjoyed strong growth. Market strength was concentrated in growth-oriented stocks in late 1999 and early 2000. In mid-March 2000, concerns over rising interest rates shifted the market's direction in favor of value-oriented stocks until late May. Growth stocks rallied again in June of 2000 in the face of strong earnings reports and mounting evidence that economic growth was slowing to a sustainable rate; however, value stocks once again regained their strength in July. In general, the market environment in 2000 remained more broadly based than in late 1999. Guided by our quantitative investment models, we identified and invested in several strong performing individual stocks.We achieved our strongest returns from technology and healthcare, while basic materials and consumer staples
detracted  from  our  overall  performance.   The  Fund's  portfolio  holdings,
allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET

The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2000. In all cases, performance is measured from commencement of the classes on September 1, 1999.The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares.The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

The Fund's performance is compared to the performance of Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes.The Fund's performance reflects the effects of Fund business and operating expenses.While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to those investments found in the index.


5 Oppenheimer Trinity Core Fund

FUND PERFORMANCE

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class A) and S&P 500 Index

                Oppenheimer                S&P 500 Index
                Trinity Core
                Fund

09/01/99        9,425                      10,000
10/31/99        9,161                      10,341
01/31/00        9,083                      10,611
04/30/00        9,631                      11,084
07/31/00        9,725                      10,951

CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 7/31/00 (1)
LIFE       -2.75%




CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class B) and S&P 500 Index

               Oppenheimer       S&P 500 Index
               Trinity Core
               Fund

09/01/99       10,000            10,000
10/31/99        9,710            10,341
01/31/00        9,600            10,611
04/30/00       10,161            11,084
07/31/00        9,731            10,951

CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 7/31/00 (1)
LIFE -2.69%


6 Oppenheimer Trinity Core Fund

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class C) and S&P 500 Index

               Oppenheimer       S&P 500 Index
               Trinity Core
               Fund

09/01/99       10,000            10,000
10/31/99        9,710            10,341
01/31/00        9,600            10,611
04/30/00       10,170            11,084
07/31/00       10,140            10,951

CUMULATIVE  TOTAL  RETURN OF CLASS C SHARES OF THE FUND AT 7/31/00 (1)
LIFE  1.40%



CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Trinity Core Fund (Class Y) and S&P 500 Index

               Oppenheimer       S&P 500 Index
               Trinity Core
               Fund

09/01/99       10,000            10,000
10/31/99        9,730            10,341
01/31/00        9,645            10,611
04/30/00       10,226            11,084
07/31/00       10,326            10,951


CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 7/31/00
LIFE 3.26%



The performance information for the S&P 500 Index in the graphs begins on 8/31/99 for all classes.
1. See page 8 for further details.
Past performance is not predictive of future performance. Graphs are not drawn to the same scale.

7 Oppenheimer Trinity Core Fund

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Please note that Oppenheimer Trinity Core Fund has a limited operating history and is not an index fund.The commencement date of all classes is 9/1/99.

Unless otherwise noted, Class A shares cumulative total returns are shown net of the applicable 5.75% maximum initial sales charge.


Unless otherwise noted, Class B shares cumulative total returns are shown net of the applicable contingent deferred sales charge of 5% (since commencement).Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted, Class C shares cumulative total returns are shown net of the 1% contingent deferred sales charge (since commencement).Class C shares are subject to an annual 0.75% asset-based sales charge.


Class Y shares are offered to certain institutional investors under special agreement with the distributor.


An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


8 Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           July 31, 2000

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
=======================================================================================================================
COMMON STOCKS - 94.6%
-----------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.7%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                              1,900        $    54,625
-----------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            800             32,550
                                                                                                           ------------
                                                                                                                87,175
-----------------------------------------------------------------------------------------------------------------------
METALS - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Inco Ltd.                                                           (1)                         600              8,812
-----------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                     600             22,650
-----------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              400             16,275
                                                                                                           ------------
                                                                                                                47,737
-----------------------------------------------------------------------------------------------------------------------
PAPER - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp.                                                                         1,300             32,256
-----------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                  500             13,719
-----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                800             36,550
                                                                                                           ------------
                                                                                                                82,525
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.6%
-----------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.2%
-----------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                       400             17,975
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
-----------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          6,200            318,912
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.4%
-----------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                                 500             17,187
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     700             26,994
-----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                     700             32,069
-----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                   900             30,262
-----------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                              700             27,475
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       1,800             96,300
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       700             40,862
                                                                                                           ------------
                                                                                                               271,149
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 5.2%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Andrew Corp.                                                        (1)                         300              8,456
-----------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                    4,600            142,312
-----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.                            (1)                       1,383             64,915
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                        200              7,125
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications                                                                          400             18,800
-----------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                      (1)                       1,700             66,406
                                                                                                           ------------
                                                                                                               308,014
-----------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.4%
-----------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                 700             27,869
-----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                      1,900             80,869
                                                                                                           ------------
                                                                                                               108,738

9  Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 8.3%
-----------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                1,100        $    51,219
-----------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                                                                    1,200             23,925
-----------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          400             20,775
-----------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                       (1)                         844             11,816
                                                                                                           ------------
                                                                                                               107,735
-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           700             31,412
-----------------------------------------------------------------------------------------------------------------------
MEDIA - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                                                           600             39,562
-----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                             600             31,275
-----------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                       900             37,069
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                               800             61,350
                                                                                                           ------------
                                                                                                               169,256
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.6%
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         2,400            131,850
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.7%
-----------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              2,800            144,900
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             1,100             46,406
-----------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                          1,400             29,137
                                                                                                           ------------
                                                                                                               220,443
-----------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                             500             19,500
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.2%
-----------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                     1,100             88,550
-----------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                           1,500             91,969
                                                                                                           ------------
                                                                                                               180,519
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                             3,500            135,406
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                800             25,200
                                                                                                           ------------
                                                                                                               160,606
-----------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                   1,900             49,281
-----------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   1,200             47,250
                                                                                                           ------------
                                                                                                                96,531
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       200              7,887
-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                  2,800             81,725
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          1,000             57,437
                                                                                                           ------------
                                                                                                               139,162
-----------------------------------------------------------------------------------------------------------------------
ENERGY - 5.2%
-----------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                                                                   300             17,325

10  Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
Oil:  Domestic - 4.0%
-----------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    400        $    19,900
-----------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                      700             22,837
-----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   600             47,400
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             2,100            168,000
-----------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    1,100             22,275
-----------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                    600             29,662
-----------------------------------------------------------------------------------------------------------------------
USX-Marathon Group                                                                              400              9,725
                                                                                                           ------------
                                                                                                               319,799
-----------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                          1,400             81,550
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL - 13.2%
-----------------------------------------------------------------------------------------------------------------------
BANKS - 6.3%
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         2,300            108,962
-----------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                    2,100             52,369
-----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                         1,800             89,437
-----------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                 3,500             69,125
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                         600             80,100
-----------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                            700             52,412
-----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                          1,200             57,450
                                                                                                           ------------
                                                                                                               509,855
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.6%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          1,800            102,037
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               1,800            127,013
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    1,200             59,850
                                                                                                           ------------
                                                                                                               288,900
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.3%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     900             46,744
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            1,500            131,531
-----------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                      700             26,425
-----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                     500             61,000
                                                                                                           ------------
                                                                                                               265,700
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 9.6%
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.9%
-----------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                  2,200            116,738
-----------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                      2,600            129,025
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               200             18,613
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             2,000            143,375
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  3,875            167,109
-----------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                               1,900            104,025
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                        500             40,906
                                                                                                           ------------
                                                                                                               719,791
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                       1,100             27,775
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 600             30,638
                                                                                                           ------------
                                                                                                                58,413

11  Oppenheimer Trinity Core Fund



-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                              SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 31.3%
-----------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 6.2%
-----------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                                          (1)                          38        $     1,549
-----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                                                (1)                         800             40,650
-----------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                 (1)                         400             17,575
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                           (1)                         400             34,050
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             100             10,919
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         1,700            191,144
-----------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                              (1)                       1,900            200,331
                                                                                                           ------------
                                                                                                               496,218
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.4%
-----------------------------------------------------------------------------------------------------------------------
America Online, Inc.                                                (1)                       2,800            149,275
-----------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 1,800             77,400
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     (1)                       2,200            153,588
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                        (1)                       2,800            210,525
-----------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                (1)                         600             87,000
                                                                                                           ------------
                                                                                                               677,788
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.6%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                 (1)                       5,400            353,363
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                       700             30,625
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                           900             66,938
                                                                                                           ------------
                                                                                                               450,926
-----------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.3%
-----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                        (1)                         600             43,163
-----------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                        (1)                         600             58,913
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                (1)                         900             60,188
-----------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                             (1)                       1,300             98,638
-----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   5,200            347,100
-----------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                             (1)                       1,200             97,800
-----------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                     (1)                         200              8,063
-----------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                      (1)                         800             50,700
-----------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         800             46,950
-----------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                        (1)                         300             22,519
                                                                                                           ------------
                                                                                                               834,034
-----------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                             1,200             65,850
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
-----------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.5%
-----------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                           (1)                       1,100             36,369
-----------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                       400              9,925
-----------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.7%
-----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
-----------------------------------------------------------------------------------------------------------------------
AES Corp. (The)                                                     (1)                         600             32,063
-----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                            800             26,800
-----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     1,200             37,500
                                                                                                           ------------
                                                                                                                96,363

12  Oppenheimer Trinity Core Fund


-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                           Continued

                                                                                                           MARKET VALUE
                                                                                           SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.5%
-----------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                            600        $    29,025
-----------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                   1,100             80,988
-----------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 1,228             23,025
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                     1,600             66,800
                                                                                                           ------------
                                                                                                               199,838
                                                                                                           ------------
Total Common Stocks (Cost $7,355,429)                                                                        7,635,770

                                                                                          PRINCIPAL
                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.6%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets,  Inc.,
6.53%, dated 7/31/00,to be repurchased at $289,052 on
8/1/00, collateralized  by U.S. Treasury Nts.,4.25%-7.875%,
8/31/00-8/15/09, with a value of $211,122 and U.S. Treasury
Bonds, 5.25%-14%, 8/15/03-11/15/28,with a value of $84,330
(Cost $289,000)                                                                            $289,000            289,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,644,429)                                                  98.2%         7,924,770
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 1.8            143,329
                                                                                   -----------------       ------------

NET ASSETS                                                                                    100.0%       $ 8,068,099
                                                                                   =================       ============

1.  Non-income-producing security.

See accompanying Notes to Financial Statements.

13  Oppenheimer Trinity Core Fund



----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 July 31, 2000



----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $7,644,429) - see accompanying statement                                                   $7,924,770
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                          843
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                          175,260
Shares of beneficial interest sold                                                                                         88,932
Interest                                                                                                                    4,670
Other                                                                                                                          29
                                                                                                                       -----------
Total assets                                                                                                            8,194,504

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Investments purchased                                                                                                     109,476
Shareholder reports                                                                                                         8,729
Distribution and service plan fees                                                                                          2,261
Transfer and shareholder servicing agent fees                                                                                 873
Trustees' compensation                                                                                                         71
Other                                                                                                                       4,995
                                                                                                                       -----------
Total liabilities                                                                                                         126,405

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $8,068,099
                                                                                                                       ===========

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $7,829,182
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                  (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                                280,341
                                                                                                                       -----------
Net assets                                                                                                             $8,068,099
                                                                                                                       ===========


14  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 Continued



----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $5,917,775 and 574,797 shares of
beneficial interest outstanding)                                                                                           $10.30

Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                                                                   $10.93

----------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $1,160,036 and 113,551
shares of beneficial interest outstanding)                                                                                 $10.22

----------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $989,258 and 96,599
shares of beneficial interest outstanding)                                                                                 $10.24

----------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $1,030 and 100 shares
of beneficial interest outstanding)                                                                                        $10.30


See accompanying Notes to Financial Statements.

15  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Period from September 1, 1999
                                                                                    (commencement of operations) to July 31, 2000


----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                                                $ 54,358
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                   11,775
                                                                                                                         ---------
Total income                                                                                                               66,133

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                            31,905
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                     4,334
Class B                                                                                                                     3,507
Class C                                                                                                                     2,923
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                     3,130
Class B                                                                                                                       350
Class C                                                                                                                       305
Class Y                                                                                                                         1
----------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                        11,789
----------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                3,652
----------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                 2,122
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 2,029
----------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                          1,691
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                        106
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         200
                                                                                                                         ---------
Total expenses                                                                                                             68,044
Less expenses paid indirectly                                                                                              (2,029)
                                                                                                                         ---------
Net expenses                                                                                                               66,015

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                         118

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                                                                          (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                      280,341
                                                                                                                         ---------
Net realized and unrealized gain                                                                                          238,917

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $239,035
                                                                                                                         =========


See accompanying Notes to Financial Statements.

16  Oppenheimer Trinity Core Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    PERIOD ENDED
                                                                                                                    JULY 31, 2000(1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                                  $      118
----------------------------------------------------------------------------------------------------------------------------------

Net realized loss                                                                                                         (41,424)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                                     280,341
                                                                                                                       -----------
Net increase in net assets resulting from operations                                                                      239,035

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                                      (111)
Class B                                                                                                                        (6)
Class C                                                                                                                        --
Class Y                                                                                                                        (1)
----------------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                                                    (4,165)
Class B                                                                                                                      (216)
Class C                                                                                                                        --
Class Y                                                                                                                        (2)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                                 5,635,003
Class B                                                                                                                 1,132,147
Class C                                                                                                                   963,415
Class Y                                                                                                                        --

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                          7,965,099
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       103,000(2)
                                                                                                                       -----------
End of period                                                                                                          $8,068,099
                                                                                                                       ===========


1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Reflects the value of the Manager's initial seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.

17  Oppenheimer Trinity Core Fund



FINANCIAL HIGHLIGHTS
                                                          CLASS A             CLASS B              CLASS C               CLASS Y
                                                     -----------------    ----------------    -----------------   ------------------

                                                     PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                     JULY 31, 2000 (1)    JULY 31, 2000 (1)   JULY 31, 2000 (1)    JULY 31, 2000 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $10.00              $10.00               $10.00                $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02                (.02)                (.03)                  .05
Net realized and unrealized gain                             .30                 .25                  .27                   .28
                                                -----------------    ----------------    -----------------    ------------------
Total gain from investment operations                        .32                 .23                  .24                   .33

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          -- (2)              -- (2)               --                    -- (2)
Dividends in excess of net investment income                (.02)               (.01)                  --                  (.03)
                                                -----------------    ----------------    -----------------    ------------------
Total dividends and/or distributions
to shareholders                                             (.02)               (.01)                  --                  (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.30              $10.22               $10.24                $10.30
                                                =================    ================    =================    ==================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        3.18%               2.31%                2.40%                 3.26%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $5,918              $1,160                 $989                    $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $3,959               $ 386                 $322                    $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               0.14%              (0.73)%              (0.73)%                0.26%
Expenses                                                   1.46%               2.33%                2.33%                 1.34%
Expenses, net of indirect expenses                         1.41%               2.28%                2.28%                 1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     195%                195%                 195%                  195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

     Expiring
--------------
         2008      $41,424

TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

19  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

1.  SIGNIFICANT ACCOUNTING POLICIES Continued
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended July 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $4,383. Overdistributed net investment income was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.


20  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     PERIOD ENDED JULY 31, 2000(1)
                                             -------------------------------------
                                                     SHARES                AMOUNT
----------------------------------------------------------------------------------
CLASS A
Sold                                                609,011      $      6,086,888
Dividends and/or distributions reinvested                60                   591
Redeemed                                            (44,274)             (452,476)
                                             --------------      -----------------
Net increase                                        564,797      $      5,635,003
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS B
Sold                                                144,748      $      1,443,834
Dividends and/or distributions reinvested                23                   221
Redeemed                                            (31,320)             (311,908)
                                             ---------------     -----------------
Net increase                                        113,451      $      1,132,147
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS C
Sold                                                102,346      $      1,021,691
Dividends and/or distributions reinvested                --                    --
Redeemed                                             (5,847)              (58,276)
                                             ---------------     -----------------
Net increase                                         96,499      $        963,415
                                             ===============     =================

----------------------------------------------------------------------------------
CLASS Y
Sold                                                     --      $             --
Dividends and/or distributions reinvested                --                    --
Redeemed                                                 --                    --
                                             ---------------     -----------------
Net increase                                             --      $             --
                                             ===============     =================

1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate  cost of purchases and proceeds  from sales of  securities,  other
than  short-term  obligations,   for  the  period  ended  July  31,  2000,  were
$16,578,030 and $9,160,086, respectively.

As of July 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,644,429 was:


Gross unrealized appreciation             $ 540,086
Gross unrealized depreciation              (259,745)
                                          ----------
Net unrealized appreciation               $ 280,341
                                          ==========


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended July 31, 2000 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

21  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the period ended July 31, 2000, the Manager paid $9,009 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


----------------- --------------------- ------------------ ----------------- ----------------- ----------------
                   AGGREGATE FRONT-END   CLASS A            COMMISSIONS ON    COMMISSIONS ON    COMMISSIONS ON
                   SALES CHARGES ON      FRONT-END SALES    CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                   CLASS A SHARES        CHARGES RETAINED   ADVANCED BY       ADVANCED BY       ADVANCED BY
PERIOD ENDED                             BY DISTRIBUTOR     DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
------------------ --------------------- ------------------ ----------------- ----------------- ----------------
July 31, 2000          $34,708              $11,659           $11,312           $33,629           $7,704
------------------ --------------------- ------------------ ----------------- ----------------- ----------------

1. THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN RESOURCES AT THE TIME OF SALE.

------------------- ----------------------- ---------------------- -----------------------
                    CLASS A CONTINGENT      CLASS B CONTINGENT     CLASS C CONTINGENT
                    DEFERRED SALES          DEFERRED SALES         DEFERRED SALES
                    CHARGES RETAINED BY     CHARGES RETAINED BY    CHARGES RETAINED BY
PERIOD ENDED        DISTRIBUTOR             DISTRIBUTOR            DISTRIBUTOR
------------------- ----------------------- ---------------------- -----------------------
July 31, 2000              $--                     $--                    $--
------------------- ----------------------- ---------------------- -----------------------


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended July 31, 2000, payments under the Class A plan totaled $4,334 prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

22  Oppenheimer Trinity Core Fund

NOTES TO FINANCIAL STATEMENTS Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


----------------------------------------------------------------------------------------------------------------------
           DISTRIBUTION  FEES PAID TO THE  DISTRIBUTOR FOR THE PERIOD ENDED JULY
31, 2000, WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------
                                                                                              DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER PLAN                   CLASS
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS B PLAN               $3,507                $3,265                    $37,105                      3.20%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
CLASS C PLAN                2,923                  2,632                    11,972                     1.21
------------------- --------------------- ---------------------- ---------------------------- ------------------------

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the period ended July 31, 2000.

23  Oppenheimer Trinity Core Fund

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Oppenheimer Trinity Core Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Trinity Core Fund as of July 31, 2000, and the related statement of operations, statement of changes in net assets and financial highlights for the period from September 1, 1999 (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Core Fund as of July 31, 2000, and the results of its operations, the changes in its net assets and financial highlights for the period from September 1, 1999 (commencement of operations) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
August  21, 2000

24  Oppenheimer Trinity Core Fund

FEDERAL INCOME TAX INFORMATION  (Unaudited)


In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

Distributions of $0.0176, $0.0107 and $0.0252 per share were paid to Class A, Class B, and Class Y shareholders, respectively, on December 8, 1999, all of which was designated as ordinary income for federal income tax purposes

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

25  Oppenheimer Trinity Core Fund

OPPENHEIMER TRINITY CORE FUND

     OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board of
                                         Trustees
                               Bridget A. Macaskill, Trustee and President
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Trinity Investment Management Corporation

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER
     SERVICING AGENT

     CUSTODIAN OF              The Bank of New York
     PORTFOLIO SECURITIES

     INDEPENDENT AUDITORS      KPMG LLP

     LEGAL COUNSEL             Mayer, Brown & Platt

This is a copy of a report to shareholders of Oppenheimer Trinity Core Fund. For other material information concerning the Fund, see the Prospectus.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203


(C) COPYRIGHT 2000 OPPENHEIMERFUNDS, INC.  ALL RIGHTS RESERVED.

26  Oppenheimer Trinity Core Fund

INFORMATION AND SERVICES

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designed to make  investing  simple.Whether  it's  automatic  investment  plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

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RA0211.001.0700   September 29, 2000

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